Fees and Expenses - 1789 Growth and Income Fund	Feb. 27, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class P Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the current market value of the shares or the cost of the shares being redeemed)	None	1.00%
Redemption Fees (as a percentage of the amount redeemed on shares sold after holding them for 60 days or less)	1.00%	None
Exchange Fee	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P Shares	Class C Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	0.26%	0.26%
Acquired Fund Fees and Expenses*	0.01%	0.01%
Total Annual Fund Operating Expenses	1.02%	2.02%

*	Acquired Fund Fees and Expenses are an indirect cost. Total Annual Fund Operating Expenses will not correlate to the ratio of average net assets in the Financial Highlights.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Share Class	One Year	Three Years	Five Years	Ten Years
Class P Shares	$104	$325	$563	$1,248
Class C Shares	$305	$634	$1,088	$2,348

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	4.00%